PROVISIONS, COMMITMENTS AND CONTINGENCIES - Disclosure of Provisions (Details) € in Millions	6 Months Ended
Jul. 01, 2022 EUR (€)
Reconciliation of changes in other provisions [abstract]
Beginning balance	€ 134
Charged/(credited) to profit or loss:
Additional provisions recognised	100
Unused amounts reversed	(6)
Utilised during the period	(36)
Ending balance	192
Restructuring Provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	103
Charged/(credited) to profit or loss:
Additional provisions recognised	97
Unused amounts reversed	(4)
Utilised during the period	(36)
Ending balance	160
Other Provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	31
Charged/(credited) to profit or loss:
Additional provisions recognised	3
Unused amounts reversed	(2)
Utilised during the period	0
Ending balance	€ 32